UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 64.5%

	AASET, Series 2018-1A, Class B
$ 1,290,651	5.437%, 01/16/38 (A)	$1,291,425
	ACC Trust, Series 2018-1, Class A
648,798	3.700%, 12/21/20 (A)	648,620
	Accelerated Assets, Series 2018-1, Class B
1,320,000	4.510%, 12/02/33 (A)	1,318,183
	American Airlines Pass-Through Trust, Series 2012-2, Class C
4,000,000	4.700%, 06/03/21	4,032,400
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,042,808
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,203,168
	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D
815,000	2.710%, 09/08/22	799,953
	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1
11,404	3.105%, 09/28/32 (A)	11,455
	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1
246,037	3.352%, 11/28/32 (A)	244,173
	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,379,868
	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1
36,200	3.672%, 03/28/33 (A)	36,116
	Bayview Opportunity Master Fund Trust IIb, Series 2018-RN5, Class A1
1,255,989	3.820%, 04/28/33 (A)	1,253,698
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
706,875	5.682%, 12/16/41 (A)	716,730
	CarFinance Capital Auto Trust, Series 2014-2A, Class E
1,600,000	5.360%, 11/15/21 (A)	1,611,507
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
2,504,880	5.300%, 06/15/43 (A)	2,524,699
	CCG Receivables Trust, Series 2018-1, Class C
1,550,000	3.420%, 06/16/25 (A)	1,529,024
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
775,000	5.572%, VAR LIBOR USD 1 Month+3.500%, 11/15/31 (A)	734,833
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,215,000	6.572%, VAR LIBOR USD 1 Month+4.500%, 11/15/31 (A)	2,047,080

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 64.5% (continued)

	Chesapeake Funding II, Series 2017-2A, Class D
$ 785,000	3.710%, 05/15/29 (A)	$781,654
	Chesapeake Funding II, Series 2018-1A, Class C
1,060,000	3.570%, 04/15/30 (A)	1,059,693
	Chesapeake Funding II, Series 2018-1A, Class D
1,980,000	3.920%, 04/15/30 (A)	1,979,564
	CLUB Credit Trust, Series 2017-P1, Class A
865,879	2.420%, 09/15/23 (A)	863,837
	Coinstar Funding, Series 2017-1A, Class A2
6,171,875	5.216%, 04/25/47 (A)	6,217,722
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,052,799
	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,379,200
	Colony American Homes, Series 2015-1A, Class F
3,480,000	5.728%, VAR LIBOR USD 1 Month+3.650%, 07/17/32 (A)	3,494,026
	Colony Starwood Homes, Series 2016-2A, Class E
3,007,000	5.422%, VAR LIBOR USD 1 Month+3.350%, 12/17/33 (A)	3,046,454
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
1,012,065	5.103%, 05/25/35	1,023,725
	CPS Auto Receivables Trust, Series 2014-A, Class E
1,100,000	6.380%, 05/17/21 (A)	1,105,244
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,119,033
	DB Master Finance, Series 2015-1A, Class A2II
3,004,088	3.980%, 02/20/45 (A)	3,009,014
	DB Master Finance, Series 2017-1A, Class A2II
1,537,275	4.030%, 11/20/47 (A)	1,507,683
	Diamond Resorts Owner Trust, Series 2017-1A, Class C
3,638,182	6.070%, 10/22/29 (A)	3,547,965
	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2I
2,174,550	4.116%, 07/25/48 (A)	2,154,870
	DRIVEN BRANDS FUNDING, Series 2018-1A, Class A2
1,032,413	4.739%, 04/20/48 (A)	1,027,942
	DT Auto Owner Trust, Series 2016-3A, Class D
2,050,000	4.520%, 06/15/23 (A)	2,069,067

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 64.5% (continued)

	DT Auto Owner Trust, Series 2016-1A, Class D
$ 5,150,000	4.660%, 12/15/22 (A)	$5,209,623
	DT Auto Owner Trust, Series 2018-2A, Class D
1,455,000	4.150%, 03/15/24 (A)	1,453,726
	Exeter Automobile Receivables Trust, Series 2018-3A, Class D
3,000,000	4.350%, 06/17/24 (A)	2,998,797
	Falcon Aerospace, Series 2017-1, Class A
2,082,880	4.581%, 02/15/42 (A)	2,079,845
	FAN Engine Securitization, Series 2013-1A, Class 1A
4,454,789	4.625%, 10/15/43 (A)	4,403,559
	FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class A2
1,780,000	3.244%, 08/25/27	1,747,036
	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2
2,220,000	3.286%, 11/25/27	2,181,253
	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2
10,050,000	2.653%, 08/25/26	9,523,608
	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2
1,580,000	3.187%, 09/25/27 (B)	1,542,033
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
830,000	3.864%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	823,001
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,230,565
	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,142,655
	Five Guys Funding, Series 2017-1A, Class A2
1,339,875	4.600%, 07/25/47 (A)	1,339,187
	Flagship Credit Auto Trust, Series 2014-2, Class E
3,000,000	6.180%, 02/15/22 (A)	3,056,354
	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
6,155,000	4.264%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	6,302,189

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 64.5% (continued)

	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
$ 2,048,000	4.464%, VAR ICE LIBOR USD 1 Month+2.400%, 05/25/30	$2,110,225
	GCA Holdings, Series 2014-1, Class C
1,992,193	6.000%, 01/05/30 (A) (C)	1,499,126
	GCA Holdings, Series 2014-1, Class D
792,111	7.500%, 01/05/30 (A) (C)	314,864
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.000%, 01/05/30 (A) (C)	—
	GCAT, Series 2017-3, Class A1
458,551	3.352%, 04/25/47 (A)	455,804
	GCAT, Series 2017-5, Class A1
321,446	3.228%, 07/25/47 (A)	319,731
	GCAT, Series 2018-1, Class A1
1,610,618	3.844%, 06/25/48 (A)	1,607,261
	Global Container Assets, Series 2015-1A, Class B
821,619	4.500%, 02/05/30 (A)	780,231
	Harbour Aircraft Investments, Series 2017-1, Class C
6,028,914	8.000%, 11/15/37	6,104,758
	Home Partners of America, Series 2016-2, Class E
955,000	5.853%, VAR LIBOR USD 1 Month+3.780%, 10/17/33 (A)	960,046
	Home Partners of America, Series 2016-2, Class F
3,007,000	6.773%, VAR LIBOR USD 1 Month+4.700%, 10/17/33 (A)	3,034,852
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,275,000	4.155%, 08/05/34 (A)	3,216,291
	Invitation Homes Trust, Series 2018-SFR3, Class E
3,130,000	4.074%, VAR LIBOR USD 1 Month+2.000%, 07/17/37 (A)	3,135,593
	Invitation Homes Trust, Series 2018-SFR2, Class E
2,880,000	4.072%, VAR LIBOR USD 1 Month+2.000%, 06/17/37 (A)	2,888,504
	Key Resorts, Series 2014-A, Class C
977,852	5.870%, 03/17/31 (A) (B)	964,205
	Lendmark Funding Trust, Series 2017-1A, Class C
600,000	5.410%, 12/22/25 (A)	612,898
	MAPS, Series 2018-1A, Class B
696,368	5.193%, 05/15/43 (A)	694,282
	Marlette Funding Trust, Series 2018-2A, Class A
1,777,004	3.060%, 07/17/28 (A)	1,776,452

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 64.5% (continued)

	Merlin Aviation Holdings, Series 2016-1, Class A
$ 2,287,557	4.500%, 12/15/32 (A)	$2,311,511
	OneMain Financial Issuance Trust, Series 2014-2A, Class D
5,470,000	5.310%, 09/18/24 (A)	5,504,755
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,040,266
	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25 (A)	7,847,281
	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,477,902
	OneMain Financial Issuance Trust, Series 2016-2A, Class C
3,000,000	5.670%, 03/20/28 (A)	3,063,479
	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,742,096
	Orange Lake Timeshare Trust, Series 2018-A, Class C
1,508,076	3.740%, 11/08/30 (A)	1,497,387
	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
8,595,000	4.666%, 09/05/48 (A)	8,546,954
	Prestige Auto Receivables Trust, Series 2017-1A, Class E
4,000,000	4.890%, 05/15/24 (A)	3,894,731
	PRPM, Series 2017-2A, Class A1
1,596,535	3.470%, 09/25/22 (A)	1,585,954
	PRPM, Series 2017-2A, Class A2
1,690,000	5.000%, 09/25/22 (A)	1,674,150
	PRPM, Series 2017-3A, Class A2
2,076,000	5.000%, 11/25/22 (A) (B)	2,026,367
	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (B)	1,159,531
	RCO Mortgage, Series 2017-1, Class A1
1,572,281	3.375%, 08/25/22 (A)	1,562,887
	RCO Mortgage, Series 2017-1, Class A2
2,305,000	5.125%, 08/25/22 (A)	2,309,873
	RCO V Mortgage, Series 2018-1, Class A1
4,105,541	4.000%, 05/25/23 (A)	4,105,467
	Rise, Series 2014-1, Class B
569,934	6.500%, 02/15/39 (B)	547,137

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 64.5% (continued)

	Santander Drive Auto Receivables Trust, Series 2018-2, Class D
$ 3,515,000	3.880%, 02/15/24	$3,493,276
	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,501,122
	Shenton Aircraft Investment I, Series 2015-1A, Class A
3,575,674	4.750%, 10/15/42 (A)	3,647,893
	S-Jets, Series 2017-1, Class B
3,159,361	5.682%, 08/15/42 (A)	3,162,417
	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24 (A)	4,007,676
	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	694,006
	Sprite, Series 2017-1, Class B
6,531,986	5.750%, 12/15/37 (A)	6,513,856
	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1
4,016,336	4.016%, 05/16/23 (A)	4,006,901
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.222%, VAR LIBOR USD 1 Month+4.150%, 11/15/27 (A)	3,006,230
	Thunderbolt Aircraft Lease, Series 2017-A, Class A
3,245,000	4.212%, 05/17/32 (A)	3,264,548
	Thunderbolt Aircraft Lease, Series 2017-A, Class B
1,929,583	5.750%, 05/17/32 (A)	1,943,495
	Thunderbolt Aircraft Lease, Series 2018-A, Class A
1,370,000	4.147%, 07/15/38 (A)	1,369,970
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,850,143
	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	658,274
	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A
4,000,000	4.550%, 04/15/21 (A)	3,996,811
	TSTC, Series 2010-1
4,000,000	7.711%, 08/30/18 (C)	4,000,000
	United Airlines Pass-Through Trust, Series 2014-1, Class B
1,964,153	4.750%, 04/11/22	1,978,885
	Veros Automobile Receivables Trust, Series 2017-1, Class A
817,634	2.840%, 04/17/23 (A)	814,218

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 64.5% (continued)

	VOLT LVI, Series 2017-NPL3, Class A2
$ 4,185,000	5.875%, 03/25/47 (A)	$4,187,326
	VOLT XL, Series 2015-NP14, Class A2
2,795,000	4.875%, 11/27/45 (A)	2,799,677
	VOLT XXXVIII, Series 2015-NP12, Class A2
4,899,659	4.500%, 09/25/45 (A)	4,896,338
	WAVE Trust, Series 2017-1A, Class B
2,860,331	5.682%, 11/15/42 (A)	2,888,678
	Westgate Resorts, Series 2014-1A, Class C
206,188	5.500%, 12/20/26 (A)	207,132
	Westlake Automobile Receivables Trust, Series 2018-2A, Class D
3,035,000	4.000%, 01/16/24 (A)	3,039,220
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
1,225,000	4.823%, 06/15/45 (A) (B)	999,799

	Total Asset-Backed Securities (Cost $280,815,402)	278,199,405

Residential Mortgage-Backed Obligations — 16.8%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
669,789	5.500%, 04/25/34	679,146
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,899,085	6.000%, 09/25/34	1,964,226
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
346,872	5.750%, 01/25/35	346,979
	Alternative Loan Trust, Series 2005-J1, Class 2A1
319,530	5.500%, 02/25/25	324,119
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
980,435	5.500%, 10/25/33	999,054
	Banc of America Funding Trust, Series 2004-B, Class 4A2
278,624	3.456%, 11/20/34 (B)	276,206
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,353,835	5.750%, 11/25/35	1,421,182
	Banc of America Funding Trust, Series 2007-4, Class 5A1
344,238	5.500%, 11/25/34	345,411

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 16.8% (continued)

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
$ 586,989	4.473%, 08/25/34 (B)	$578,651
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
2,059,712	4.287%, 08/25/35 (B)	2,058,526
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
349,503	3.807%, 09/25/34 (A) (B)	338,429
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
2,713,399	3.710%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	2,591,393
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
409,244	5.500%, 08/25/34	425,335
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004- HYB8, Class 4A1
305,265	3.188%, 01/20/35 (B)	303,499
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- HYB7, Class 2A
4,902	4.182%, 11/20/35 (B) (C)	4,449
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,588,834	6.160%, 12/25/33	2,630,854
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
1,037,620	2.414%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	1,007,318
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3
8,661,000	5.364%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/27	9,677,733
	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
612,846	4.311%, 07/19/35 (B)	597,700
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
110,594	4.217%, 07/25/35 (B)	108,806
	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
2,429,954	2.602%, VAR ICE LIBOR USD 1 Month+0.520%, 06/19/34	2,389,769
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,842,795	3.996%, 10/25/34 (B)	1,888,143
	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1,899,929	2.844%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/34	1,727,857

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 16.8% (continued)

	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
$ 2,066,519	2.704%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/45	$1,990,871
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
2,061,832	3.864%, 08/25/35 (B)	1,860,365
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
4,868,523	2.274%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	4,091,757
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
2,431,079	6.000%, 09/25/34	2,454,099
	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
844,202	3.859%, 02/25/36 (B)	769,676
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
2,000,554	6.000%, 10/25/37	2,084,832
	Lehman XS Trust, Series 2005-7N, Class 3A1
626,136	2.344%, VAR ICE LIBOR USD 1 Month+0.280%, 12/25/35	536,966
	Lehman XS Trust, Series 2006-2N, Class 1A1
1,109,576	2.324%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	976,234
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
2,216,309	3.586%, 03/25/35 (B)	2,181,827
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
3,060,991	3.369%, 03/25/35 (B)	2,832,174
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
1,209,231	4.017%, 04/25/36 (B)	1,204,814
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
651,572	5.250%, 11/25/33	672,787
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
4,025,600	5.500%, 03/25/34	4,118,379
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
817,121	5.500%, 06/25/34	836,158
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
1,131,667	6.000%, 06/25/34	1,169,782
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
2,255,806	6.000%, 09/25/34	2,392,397
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
239,622	5.500%, 11/25/35	247,753
	RALI Series Trust, Series 2006-QO4, Class 2A1
1,664,268	2.254%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/46	1,576,317

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 16.8% (continued)

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
$ 2,807,784	4.610%, 03/25/35 (B)	$2,147,594
	Sequoia Mortgage Trust, Series 2017-CH1, Class A1
538,975	4.000%, 08/25/47 (A) (B)	540,664
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
5,851,481	2.374%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	4,636,158
	Structured Asset Securities Trust, Series 2005-1, Class 7A7
461,524	5.500%, 02/25/35	467,736

	Total Residential Mortgage-Backed Obligations (Cost $68,460,508)	72,474,125

Commercial Mortgage-Backed Obligations — 11.2%

	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.832%, 08/15/45 (A) (B)	948,485
	Commercial Mortgage Trust, Series 2016-SAVA, Class C
3,110,000	5.072%, VAR LIBOR USD 1 Month+3.000%, 10/15/34 (A)	3,117,774
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
1,551,114	5.869%, 09/15/40 (B)	1,503,052
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,900,312
	DBUBS Mortgage Trust, Series 2011-LC1, Class E
1,350,000	5.698%, 11/10/46 (A) (B)	1,394,463
	FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2
1,260,000	3.303%, 11/25/27 (B)	1,240,869
	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2
2,160,000	3.224%, 03/25/27	2,122,774
	FHLMC Multifamily Structured Pass-Through Certificates, Series K056, Class A2
1,905,000	2.525%, 05/25/26	1,795,532
	GS Mortgage Securities Trust, Series 2007-GG10, Class AM
1,675,769	5.785%, 08/10/45 (B)	1,704,347

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations – 11.2% (continued)

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004- CBX, Class B
$ 1,093,034	5.021%, 01/12/37 (B)	$1,104,746
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007- LDPX, Class AM
298,366	5.464%, 01/15/49 (B)	298,786
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.194%, 06/15/43 (A) (B)	3,155,914
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.194%, 06/15/43 (A) (B)	563,179
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.405%, 08/15/46 (A) (B)	2,939,072
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D
3,325,000	6.572%, VAR LIBOR USD 1 Month+4.500%, 07/15/36 (A)	3,354,161
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	1,929,812
	Motel 6 Trust, Series 2017-M6MZ, Class M
8,257,777	8.998%, VAR LIBOR USD 1 Month+6.927%, 08/15/19 (A)	8,338,713
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,719,510
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	5.518%, VAR LIBOR USD 1 Month+3.446%, 11/15/27 (A) (C)	3,255,100
	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,068,235	5.651%, 02/15/44 (A) (B)	2,091,099
	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
1,072,724	5.692%, 03/15/44 (A) (B)	965,658

	Total Commercial Mortgage-Backed Obligations (Cost $48,820,718)	48,443,358

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount/ Shares	Description	Value
U.S. Government Agency Obligations – 2.7%

	Federal National Mortgage Association (FNMA)
$ 999,023	3.900%, 01/01/27	$1,017,015
1,945,005	3.565%, 05/01/28	1,949,875
6,136,000	3.410%, 06/01/28	6,068,059
1,170,000	3.120%, 12/01/27	1,133,806
1,355,000	2.970%, 06/01/27	1,301,726

	Total U.S. Government Agency Obligations (Cost $11,538,466)	11,470,481

Other Investment – 1.9%

	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (C) (D)	8,071,875

	Total Other Investment (Cost $9,000,000)	8,071,875

Municipal Bond – 0.7%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
2,980,000	7.309%, 06/01/34	3,043,653

	Total Municipal Bond (Cost $2,623,452)	3,043,653

Preferred Stock – 0.0%

	Aergen Aviation
97,485	0.000%, 12/01/49 * (C)	97

	Total Preferred Stock (Cost $9,748,500)	97

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Shares	Description	Value
Short-Term Investment – 4.3%

18,419,930	Dreyfus Treasury Prime Cash Management, Institutional Class, 1.770%	$18,419,930

	Total Short-Term Investment (Cost $18,419,930)	18,419,930

	Total Investments — 102.1% (Cost $449,426,976)	440,122,924
	Other Assets and Liabilities, net — (2.1)%	(8,922,808)

	Net Assets — 100.0%	$431,200,116

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2018 was $274,133,664, representing 63.6% of Net Assets of the Portfolio.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMAC — General Motors Acceptance Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

USD — United States Dollar

VAR — Variable Rate

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$-	$272,385,415	$5,813,990	$278,199,405
Residential Mortgage-Backed Obligations	-	72,469,676	4,449	72,474,125
Commercial Mortgage-Backed Obligations	-	45,188,258	3,255,100	48,443,358
U.S. Government Agency Obligations	-	11,470,481	-	11,470,481
Other Investment	-	-	8,071,875	8,071,875
Municipal Bond	-	3,043,653	-	3,043,653
Preferred Stock	-	-	97	97
Short-Term Investment	18,419,930	-	-	18,419,930

Total Investments in Securities	$18,419,930	$404,557,483	$17,145,511	$440,122,924

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset-Backed Securities	Investments in Commercial Mortgage-Backed Obligations	Investments in Residential Mortgage-Backed Obligations

Beginning balance as of November 1, 2017	$7,147,015	$-	$142
Accrued discounts/premiums	-	-	-
Realized gain/(loss)	-	-	-
Change in unrealized appreciation/(depreciation)	137,277	-	-
Purchases	139,679	-	-
Sales	-	-	-
Net transfer into Level 3	-	3,255,100	4,449
Net transfer out of Level 3	(1,609,981)	-	(142)

Ending balance as of July 31, 2018	$5,813,990	$3,255,100	$4,449

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$137,277	$-	$-

	Investments in Other Investments	Investments in Preferred Stock	Total Investments

Beginning balance as of November 1, 2017	$8,912,709	$10,008,210	$26,068,076
Accrued discounts/premiums	-	-	-
Realized gain/(loss)	-	-	-
Change in unrealized appreciation/(depreciation)	(840,834)	(10,008,113)	(10,711,670)
Purchases	-	-	139,679
Sales	-	-	-
Net transfer into Level 3	-	-	3,259,549
Net transfer out of Level 3	-	-	(1,610,123)

Ending balance as of July 31, 2018	$8,071,875	$97	$17,145,511

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(840,834)	$(10,008,113)	$(10,711,670)

For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018